63274 7/00
Prospectus Supplement
dated July 27, 2000 to:
-----------------------------------------------------------------------------

PUTNAM WORLDWIDE EQUITY FUND
Prospectus dated February 29, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.


-----------------------------------------------------------------------------
Manager               Since  Experience
-----------------------------------------------------------------------------
Roland W. Gillis      1998   1995 - present        Putnam Management
Managing Director            prior to March 1995   Keystone Custodian Funds,
                                                   Inc.

Robert Swift          1999   1995 - present        Putnam Management
Managing Director            prior to August 1995  IAI International/Hill
                                                   Samuel Investment Advisors

Stephen Dexter        2000   1999 - present        Putnam Management
Senior Vice President        prior to June 1999    Scudder Kemper Inc.

Peter Hadden          2000   1992 - present        Putnam Management
Senior Vice President